Leases (Details) - Schedule of supplemental balance sheet information related to the leases - CNY (¥) ¥ in Thousands		Aug. 31, 2022	Aug. 31, 2021
Schedule of Supplemental Balance Sheet Information Related to the Leases [Abstract]
ROU assets	[1]	¥ 1,453,833	¥ 1,693,463
Operating lease liabilities – current	[1]	104,515	122,995
Operating lease liabilities – non current	[1]	¥ 1,439,239	¥ 1,672,577
Weighted-average remaining lease term		13 years 5 months 12 days	14 years 21 days
Weight-average discount rate		4.17%	4.21%

[1]	the relevant items have been restated for the adjustments disclosed in Note 2(d).